Debt securities in issue - Securitisation programmes (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Securities lending | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 38,604	£ 41,674
Securities lending | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	41,049	36,802
Notes in issue [Member] | Securitisation programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	35,452	37,180
Notes in issue [Member] | Securitisation programme [Member] | Less held by the group [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	30,092	31,647
Notes in issue [Member] | Securitisation programme [Member] | Total [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	5,360	5,533
Notes in issue [Member] | Covered bond programme [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	31,179	28,894
Notes in issue [Member] | Covered bond programme [Member] | Less held by the group [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	700	700
Notes in issue [Member] | Covered bond programme [Member] | Total [Member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 30,479	£ 28,194